Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Income Taxes [Abstract]
Schedule of Reconciliation of the Income Tax Expenses

A reconciliation of the income tax expenses is set out below:

	Three Months Ended September 30, 2023	Three Months Ended September 30, 2022
	US$	US$
Profit before income tax	2,023,394	40,049
Taxation at the applicable tax rates of 25%/16.5%/21%	509,528	12,627
Tax effect on non-taxable income	(17,240)	(1,782)
Tax effect of expenses that are not deductible	57,914	25,059
Income taxes	550,202	35,904

A reconciliation of the income tax expenses is set out below:

	Year Ended June 30, 2023	Year Ended June 30, 2022
	US$	US$
Profit before income tax	5,012,021	3,321,716
Taxation at the applicable tax rates of 25%	1,271,453	846,672
Tax effect on non-taxable income	(7,674)	(148)
Tax effect of expenses that are not deductible	650,797	568,066
Under/(over) provision in respect of previous year	323,118	(6,584)
Income taxes	2,237,694	1,408,006
A reconciliation of the income tax expenses is set out below:
	June 30, 2022	June 30, 2021
	US$	US$
Profit before income tax	3,321,716	7,615,878
Taxation at the applicable tax rates of 25%/16.5%/21%	846,672	1,903,969
Tax effect on non-taxable income	(148)	(11,191)
Tax effect of expenses that are not deductible	568,066	731,849
Overprovision in respect of previous year	(6,584)	(117,010)
Income taxes	1,408,006	2,507,617